Decommissioning and other provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosures Of Decommissioning And Other Provisions [Line Items]
Decrease through disposals and transfers to liabilities included in disposal groups classified as held for sale, other provisions	$ 3,105
Decommissioning and restoration
Disclosures Of Decommissioning And Other Provisions [Line Items]
Discount rate applied to provision	4.50%	4.50%
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	$ 3,053
Percentage increase in discount rate assumption	0.50%
Percentage decrease in discount rate assumption		0.50%
Decrease in provision due to increase in discount rate assumption	$ 900	$ 900
Onerous contracts
Disclosures Of Decommissioning And Other Provisions [Line Items]
Increase in provision due to decrease in discount rate assumption	$ 1,000	$ 1,000